Organization and Basis of Presentation (Details)	1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 28, 2023 USD ($)	Jan. 31, 2023 USD ($)	Mar. 31, 2023 USD ($) company	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) company	Dec. 31, 2021 USD ($)	May 31, 2023 USD ($)
Schedule of Investments [Line Items]
Number of companies owned | company			14		14
Net loss			$ 5,769,143	$ 3,999,560	$ 12,875,313	$ 19,483,138
Net cash used in operating activities			32,242	$ 5,900,762	19,578,196	25,423,742
Working capital			4,000,000.0		15,600,000
Decrease in working capital			11,500,000
Maximum borrowing capacity					33,000,000.0
Line of credit			11,700,000
Line of credit, current portion			8,970,460		7,426,814	$ 4,473,489
Revolving Credit Facility
Schedule of Investments [Line Items]
Maximum borrowing capacity							$ 2,500,000
Revolving Credit Facility | Line of Credit
Schedule of Investments [Line Items]
Maximum borrowing capacity			33,000,000.0
Remaining borrowing capacity			3,800,000		3,800,000
Revolving Credit Facility | Four Revolving Lines of Credit | Line of Credit
Schedule of Investments [Line Items]
Maximum borrowing capacity			33,000,000		33,000,000.0
Revolving Credit Facility | Capital Expenditure Line of Credit | Line of Credit
Schedule of Investments [Line Items]
Maximum borrowing capacity			$ 100,000		$ 500,000
Battery Materials Company
Schedule of Investments [Line Items]
Equity investment	$ 300,000	$ 250,000
Noncontrolling interest, ownership percentage	10.00%	10.00%